Filed with the U.S. Securities and Exchange Commission on November 5, 2014

1933 Act Registration File No.   002-84222
1940 Act File No. 811-03758
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	42	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	43	[	X	]

(Check appropriate box or boxes.)

MATRIX ADVISORS VALUE FUND, INC.
 (Exact Name of Registrant as Specified in Charter)

747 Third Avenue, 31st Floor, New York, New York 10017
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  1-800-366-6223

David A. Katz
747 Third Avenue, 31st Floor
New York, New York 10017
(Name and Address of Agent for Service)

Copy to:
Carol A. Gehl, Esq.
Godfrey & Kahn S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective (check appropriate box)
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	on (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment (“PEA”) No. 42 to the Registration Statement of Matrix Advisors Value Fund, Inc. (the “Company”) on Form N-1A hereby incorporates Parts A, B and C from the Company’s PEA No. 41 on Form N-1A filed on October 27, 2014.  This PEA No. 42 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 41 to the Company’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York on the 5th day of November, 2014.

MATRIX ADVISORS VALUE FUND, INC.

By: /s/David A. Katz
David A. Katz
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 42 to the Registration Statement has been signed below on November 5, 2014 by the following persons in the capacities indicated.

Signature	Title

/s/David A. Katz	Director, President and Treasurer
David A. Katz

Robert M. Rosencrans*	Director
Robert M. Rosencrans

T. Michael Tucker*	Director
T. Michael Tucker

Larry D. Kieszek*	Director
Larry D. Kieszek

*Signed by
/s/ David A. Katz
David A. Katz
Attorney in Fact pursuant to Powers of Attorney duly executed by the above-named Directors and filed with the Registrant’s Post-Effective
Amendment No. 39 to the Registrant’s Statement on Form N-1A with the
SEC on October 31, 2013.

C-1

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

C-2